Related Party Transactions and Balances (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties	$ 218,855,827	$ 172,962,461
Guarantees loans receivable, outstanding balances	70,478,344	86,342,672
Non-controlling shareholders of the Company [Member] | Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties	109,441,744	110,504,045
Guarantees loans receivable, outstanding balances	18,967,669	39,886,130
Related companies of a non-controlling shareholder of the Company [Member] | Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties	109,414,083	62,383,161
Guarantees loans receivable, outstanding balances	51,510,675	46,456,542
Employee of the Company [Member] | Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees loans receivable, shareholders and related parties		75,255
Guarantees loans receivable, outstanding balances